PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2024	2025
	RMB	RMB
Prepaid expenses (1)	1,269,908	876,943
Tax recoverable	1,322,332	1,174,776
Deposits	53,950	86,839
Loans to third parties	40,155	2,551
Staff advances	6,489	3,933
Interest receivables	540	528
Others	96,199	96,000
	2,789,573	2,241,570
(1)	Prepaid expenses mainly represented the prepayments to Microsoft for the cloud services, the prepayments to telecommunication operators for bandwidth, data centers or cabinets and the prepayments for office expense.

Schedule of allowance for doubtful debt

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	131,624	445,669	357,035
Addition	313,993	1,616	5,207
Write-off	—	(90,296)	—
Foreign exchange difference	52	46	(81)
Balance at the end of the year	445,669	357,035	362,161